Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes

Note 16 –Income Taxes

Components of deferred tax assets are as follows:

	December 31, 2021	December 31, 2020
Net deferred tax assets – Non-current:
Depreciation	$(70,194)	$(145,749)
Amortization	95,115	21,096
Stock based compensation	4,369,372	1,653,617
Expected income tax benefit from NOL carry-forwards	15,073,606	8,780,233
Less valuation allowance	(19,467,900)	(10,309,197)
Deferred tax assets, net of valuation allowance	$-	$-

Income Tax Provision in the Consolidated Statements of Operations

A reconciliation of the federal statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020

Federal statutory income tax rate	21.0%	21.0%
State tax rate, net of federal benefit	7.1%	6.5%

Change in valuation allowance on net operating loss carry-forwards	(28.1)%	(27.5)%

Effective income tax rate	0.0%	0.0%

The following is a reconciliation of the beginning and ending amount of the unrecognized tax benefit for the years ended December 31, 2021 and 2020:

	2021	2020
Balance at January 1,	$-	$68,000
Additions based on tax positions relating to the current year	-	-
Reductions for tax positions of prior years	-	(68,000)

Balance at December 31,	$-	$-

Based on the available objective evidence, management believes it is more likely than not that the net deferred tax assets of the Company will not be fully realizable for the years ended December 31, 2021 and 2020. Accordingly, management had applied a full valuation allowance against net deferred tax assets as of December 31, 2021 and 2020.

As of December 31, 2021, the Company had approximately $54 million of federal net operating loss carryforwards available to reduce future taxable income which will begin to expire in 2034 for both federal and state purposes.

On December 22, 2017, the Tax Cuts and Jobs Act of 2017 (the “Act”) was signed into law making significant changes to the Internal Revenue Code of 1986, as amended (the “Code”). The Act reduces the federal corporate income tax rate from 35% to 21% effective for tax years beginning after December 31, 2017. ASC 470 requires the Company to remeasure the existing net deferred tax asset in the period of enactment. The Act also provides for immediate expensing of 100% or the costs of qualified property that is incurred and placed in service during the period from September 27, 2017 to December 31, 2022. Beginning January 1, 2023, the immediate expensing provision is phased down by 20% per year until it is completely phased out as of January 1, 2027. Additionally, effective January 1, 2018, the Act imposes possible limitations on the deductibility of interest expense. As a result of the provisions of the Act, the Company’s deduction for interest expense could be limited in future years. The effects of other provisions of the Act are not expected to have a material impact on the Company’s financial statements.

On December 22, 2017, the SEC staff issued Staff Accounting Bulletin No. 118 (“SAB 118”) to provide guidance on accounting for the tax effects of the Act. SAB 118 provides a measurement period that begins in the reporting period that includes the Act’s enactment date and ends when an entity has obtained, prepared and analyzed the information that was needed in order to complete the accounting requirements under ASC 720. However, in no circumstance should the measurement period extend beyond one year from the enactment date. In accordance with SAB 118, a company must reflect in its financial statements the income tax effects of those aspects of the Act for which the accounting under ASC 740 is complete. SAB 118 provides that to the extent that a company’s accounting for certain income tax effects of the Tax Act is incomplete, but it is able to determine a reasonable estimate, it must record a provisional estimate in the financial statements.

The Company does not reflect a deferred tax asset in its financial statements but includes that calculation and valuation in its footnotes. We are still analyzing the impact of certain provisions of the Act and refining our calculations. The Company will disclose any change in the estimates as it refines the accounting for the impact of the Act.

Federal and state tax laws impose limitations on the utilization of net operating losses and credit carryforwards in the event of an ownership change for tax purposes, as defined in Section 382 of the Internal Revenue Code. Accordingly, the Company’s ability to utilize these carryforwards may be limited as a result of an ownership change which may have already happened or may happen in the future. Such an ownership change could result in a limitation in the use of the net operating losses in future years and possibly a reduction of the net operating losses available.